Accounts Payable (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Trade payables	$ 945	$ 1,004
VAT and other payables	28	42
Total	$ 973	$ 1,046